Schedule of Investments (unaudited) July 31, 2020	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.7%
Boeing Co. (The)
2.60%, 10/30/25 (Call 07/30/25)	$660	$652,892
4.88%, 05/01/25 (Call 04/01/25)	4,471	4,838,069
General Dynamics Corp.
3.25%, 04/01/25 (Call 03/01/25)	97	108,396
3.50%, 05/15/25 (Call 03/15/25)	1,427	1,612,924
Hexcel Corp., 4.70%, 08/15/25 (Call 05/15/25)(a)	287	314,876
Howmet Aerospace Inc., 6.88%, 05/01/25 (Call 04/01/25)	1,862	2,111,191
L3Harris Technologies Inc., 3.83%, 04/27/25 (Call 01/27/25)	1,267	1,427,998
Lockheed Martin Corp., 2.90%, 03/01/25 (Call 12/01/24)	1,651	1,816,182
Northrop Grumman Corp., 2.93%, 01/15/25 (Call 11/15/24)	2,941	3,201,220
Raytheon Technologies Corp., 3.95%, 08/16/25 (Call 06/16/25)(a)	2,871	3,315,546

		19,399,294

Agriculture — 0.8%
Altria Group Inc., 2.35%, 05/06/25 (Call 04/06/25)	375	398,828
Archer-Daniels-Midland Co., 2.75%, 03/27/25 (Call 02/27/25)	215	235,528
Philip Morris International Inc.
1.50%, 05/01/25 (Call 04/01/25)	274	283,302
3.38%, 08/11/25 (Call 05/11/25)	1,491	1,671,471
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	2,938	3,339,918

		5,929,047

Airlines — 0.3%
Southwest Airlines Co., 5.25%, 05/04/25 (Call 04/04/25)	1,661	1,769,945
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25(a)	218	176,866
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 08/15/25	582	539,077

		2,485,888

Apparel — 0.6%
NIKE Inc., 2.40%, 03/27/25 (Call 02/27/25)	1,887	2,044,187
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)(a)	752	843,270
Tapestry Inc., 4.25%, 04/01/25 (Call 01/01/25)(a)	933	940,035
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	266	282,726

		4,110,218

Auto Manufacturers — 2.0%
American Honda Finance Corp., 1.20%, 07/08/25	87	88,289
General Motors Co.
4.00%, 04/01/25	716	770,416
6.13%, 10/01/25 (Call 09/01/25)	2,072	2,423,349
General Motors Financial Co. Inc.
2.75%, 06/20/25 (Call 05/20/25)	1,496	1,542,526
2.90%, 02/26/25 (Call 01/26/25)	410	424,653
4.00%, 01/15/25 (Call 10/15/24)	1,650	1,762,942
4.30%, 07/13/25 (Call 04/13/25)	1,563	1,699,591
4.35%, 04/09/25 (Call 02/09/25)	2,409	2,620,775
PACCAR Financial Corp., 1.80%, 02/06/25	75	78,598
Toyota Motor Credit Corp.
1.80%, 02/13/25	1,265	1,324,341
3.00%, 04/01/25	337	371,280
3.40%, 04/14/25	1,540	1,728,265

		14,835,025

Auto Parts & Equipment — 0.2%
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)(a)	576	623,733
Magna International Inc., 4.15%, 10/01/25 (Call 07/01/25)	839	949,639

		1,573,372

Security	Par (000)	Value

Banks — 19.7%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25(a)	$1,557	$1,794,365
Banco Santander SA
2.75%, 05/28/25	225	237,663
5.18%, 11/19/25	2,424	2,758,367
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)(a)	1,220	1,217,572
Bank of America Corp.
3.88%, 08/01/25	2,777	3,174,250
4.00%, 01/22/25	3,535	3,948,383
Series L, 3.95%, 04/21/25	3,534	3,961,049
Bank of Montreal, 1.85%, 05/01/25	333	351,002
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	569	595,214
3.95%, 11/18/25 (Call 10/18/25)	863	1,004,541
Series G, 3.00%, 02/24/25 (Call 01/24/25)(a)	1,223	1,349,568
Bank of Nova Scotia (The)
1.30%, 06/11/25	45	46,013
2.20%, 02/03/25	1,474	1,565,904
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	747	839,426
Barclays PLC, 3.65%, 03/16/25	3,188	3,507,725
BBVA USA, 3.88%, 04/10/25 (Call 03/10/25)	1,185	1,272,939
Canadian Imperial Bank of Commerce, 2.25%, 01/28/25(a)	497	528,112
Citigroup Inc.
3.30%, 04/27/25(a)	2,151	2,393,590
3.88%, 03/26/25	1,616	1,793,178
4.40%, 06/10/25	3,593	4,086,139
5.50%, 09/13/25	2,220	2,649,659
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)	1,498	1,721,037
Cooperatieve Rabobank UA, 4.38%, 08/04/25	2,238	2,545,412
Cooperatieve Rabobank UA/NY, 3.38%, 05/21/25	1,725	1,937,227
Credit Suisse AG/New York NY, 2.95%, 04/09/25	602	660,376
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 03/26/25	4,212	4,663,779
Fifth Third Bancorp., 2.38%, 01/28/25 (Call 12/29/24)	2,206	2,341,956
Fifth Third Bank NA, 3.95%, 07/28/25 (Call 06/28/25)	800	920,896
First Horizon National Corp., 4.00%, 05/26/25 (Call 04/26/25)	60	65,141
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	4,425	4,869,535
3.50%, 04/01/25 (Call 03/01/25)	3,053	3,383,731
3.75%, 05/22/25 (Call 02/22/25)	3,525	3,940,774
4.25%, 10/21/25	3,591	4,090,400
HSBC Holdings PLC, 4.25%, 08/18/25	2,461	2,724,155
Huntington Bancshares Inc./OH, 4.00%, 05/15/25 (Call 04/15/25)(a)	1,110	1,262,836
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)	4,083	4,473,376
3.90%, 07/15/25 (Call 04/15/25)	4,189	4,771,397
KeyBank N.A./Cleveland OH, 3.30%, 06/01/25	1,250	1,400,750
KeyCorp, 4.15%, 10/29/25	632	733,449
Lloyds Banking Group PLC
4.45%, 05/08/25	1,735	1,998,928
4.58%, 12/10/25	2,520	2,844,526
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)	1,610	1,764,013
Mitsubishi UFJ Financial Group Inc.
2.19%, 02/25/25	3,917	4,118,530
3.78%, 03/02/25	1,230	1,371,438
Morgan Stanley
4.00%, 07/23/25(a)	4,475	5,156,363

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.00%, 11/24/25	$3,215	$3,823,021
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/20/25)	273	296,535
Northern Trust Corp., 3.95%, 10/30/25	1,261	1,471,978
PNC Bank N.A.
2.95%, 02/23/25 (Call 01/23/25)	1,355	1,488,874
3.25%, 06/01/25 (Call 05/02/25)	1,290	1,441,794
4.20%, 11/01/25 (Call 10/01/25)	685	800,491
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	95	101,051
Royal Bank of Canada, 1.15%, 06/10/25	58	59,150
Santander Holdings USA Inc.
3.45%, 06/02/25 (Call 05/02/25)	91	97,495
4.50%, 07/17/25 (Call 04/17/25)	2,193	2,416,905
State Street Corp., 3.55%, 08/18/25	2,025	2,316,478
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	200	205,112
2.35%, 01/15/25	2,045	2,161,974
SVB Financial Group, 3.50%, 01/29/25(a)	699	753,326
Toronto-Dominion Bank (The), 1.15%, 06/12/25	152	155,339
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	783	811,493
3.63%, 09/16/25 (Call 08/16/25)	2,212	2,501,418
4.05%, 11/03/25 (Call 09/03/25)	807	938,928
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)	53	54,174
3.70%, 06/05/25 (Call 05/05/25)(a)	1,583	1,812,123
4.00%, 05/01/25 (Call 03/01/25)	1,812	2,073,544
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/12/25)	556	577,323
3.95%, 11/17/25 (Call 10/17/25)	1,970	2,296,311
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/21/24)	789	837,871
2.80%, 01/27/25 (Call 12/27/24)	1,403	1,535,499
Wells Fargo & Co.
3.00%, 02/19/25	3,837	4,169,821
3.55%, 09/29/25	3,844	4,320,963
Westpac Banking Corp., 2.35%, 02/19/25	2,036	2,180,576

		144,534,251

Beverages — 2.6%
Anheuser-Busch InBev Worldwide Inc., 4.15%, 01/23/25 (Call 12/23/24)	3,944	4,501,208
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	210	235,397
Coca-Cola Co. (The)
2.88%, 10/27/25	3,329	3,720,091
2.95%, 03/25/25	162	179,598
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	350	388,374
Constellation Brands Inc.
4.40%, 11/15/25 (Call 09/15/25)	519	610,339
4.75%, 12/01/25	687	814,789
Diageo Capital PLC, 1.38%, 09/29/25 (Call 08/29/25)	442	456,555
Keurig Dr Pepper Inc.
3.40%, 11/15/25 (Call 08/15/25)	495	558,563
4.42%, 05/25/25 (Call 03/25/25)(a)	1,614	1,887,315
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	1,521	1,636,565
2.75%, 04/30/25 (Call 01/30/25)(a)	2,203	2,415,083
3.50%, 07/17/25 (Call 04/17/25)	1,231	1,402,540

		18,806,417

Security	Par (000)	Value

Biotechnology — 1.4%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	$564	$594,321
3.13%, 05/01/25 (Call 02/01/25)	1,816	2,009,585
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	1,213	1,398,346
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	2,900	3,351,878
Gilead Sciences Inc., 3.50%, 02/01/25 (Call 11/01/24)	2,860	3,205,145

		10,559,275

Building Materials — 0.8%
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)(b)	2,643	2,764,287
Fortune Brands Home & Security Inc., 4.00%, 06/15/25 (Call 03/15/25)	960	1,098,288
Lennox International Inc., 1.35%, 08/01/25 (Call 07/01/25)	30	30,288
Masco Corp., 4.45%, 04/01/25 (Call 01/01/25)	921	1,064,473
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)(a)	787	886,839

		5,844,175

Chemicals — 1.4%
Air Products and Chemicals Inc., 1.50%, 10/15/25 (Call 09/15/25)	520	542,880
Dow Chemical Co. (The), 4.55%, 11/30/25 (Call 09/30/25)	899	1,041,608
DuPont de Nemours Inc., 4.49%, 11/15/25 (Call 09/25/25)(a)	2,865	3,342,424
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	1,002	1,104,915
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	675	705,463
LYB International Finance III LLC, 2.88%, 05/01/25 (Call 04/01/25)	126	136,278
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	798	868,200
3.38%, 03/15/25 (Call 12/15/24)(a)	865	959,320
Praxair Inc., 2.65%, 02/05/25 (Call 11/05/24)(a)	633	685,836
Sherwin-Williams Co. (The), 3.45%, 08/01/25 (Call 05/01/25)	827	917,350

		10,304,274

Commercial Services — 1.1%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	1,948	2,208,253
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	730	805,745
Equifax Inc., 2.60%, 12/15/25 (Call 11/15/25)	310	333,042
Global Payments Inc., 2.65%, 02/15/25 (Call 01/15/24)	1,444	1,548,098
Moody’s Corp., 3.75%, 03/24/25 (Call 02/24/25)	153	173,811
PayPal Holdings Inc., 1.65%, 06/01/25 (Call 05/01/25)	112	116,889
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	1,198	1,376,047
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	1,356	1,551,657

		8,113,542

Computers — 3.2%
Apple Inc.
1.13%, 05/11/25 (Call 04/11/25)	919	945,348
2.50%, 02/09/25	2,713	2,946,969
2.75%, 01/13/25 (Call 11/13/24)	2,547	2,781,604
3.20%, 05/13/25	3,555	3,993,687
Dell International LLC/EMC Corp., 5.85%, 07/15/25 (Call 06/15/25)(b)	1,552	1,815,700
DXC Technology Co., 4.13%, 04/15/25 (Call 03/15/25)	1,110	1,198,123
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)(a)	3,933	4,542,733
HP Inc., 2.20%, 06/17/25 (Call 05/17/25)	2,170	2,278,847
International Business Machines Corp., 7.00%, 10/30/25(a)	929	1,223,038
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)(b)	60	66,429
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	1,301	1,349,254

		23,141,732

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care — 0.3%
Procter & Gamble Co. (The), 2.45%, 03/25/25	$366	$398,329
Unilever Capital Corp.
3.10%, 07/30/25(a)	595	667,161
3.38%, 03/22/25 (Call 01/22/25)	778	869,851

		1,935,341

Distribution & Wholesale — 0.0%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	72	75,725

Diversified Financial Services — 5.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/25 (Call 11/15/24)	995	949,409
4.45%, 10/01/25 (Call 08/01/25)	940	917,966
6.50%, 07/15/25 (Call 06/15/25)	1,472	1,578,219
Affiliated Managers Group Inc., 3.50%, 08/01/25	500	545,220
Air Lease Corp.
2.30%, 02/01/25 (Call 01/01/25)	324	311,367
3.25%, 03/01/25 (Call 01/01/25)(a)	1,711	1,721,283
3.38%, 07/01/25 (Call 06/01/25)	560	568,210
Ally Financial Inc.
4.63%, 03/30/25(a)	823	911,332
5.80%, 05/01/25 (Call 04/01/25)	663	771,964
American Express Co., 4.20%, 11/06/25 (Call 10/06/25)(a)	1,362	1,603,115
Ameriprise Financial Inc., 3.00%, 04/02/25 (Call 03/02/25)	61	66,675
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	1,577	1,715,871
4.20%, 10/29/25 (Call 09/29/25)	2,346	2,634,816
4.25%, 04/30/25 (Call 03/31/25)(a)	1,082	1,243,240
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	822	898,487
3.85%, 05/21/25 (Call 03/21/25)	1,240	1,421,437
4.20%, 03/24/25 (Call 02/22/25)	27	31,217
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)(a)	1,736	1,914,131
Discover Financial Services, 3.75%, 03/04/25 (Call 12/04/24)	924	1,008,583
Franklin Resources Inc., 2.85%, 03/30/25	780	849,904
GE Capital Funding LLC, 3.45%, 05/15/25 (Call 04/15/25)(b)	675	711,619
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	2,632	2,793,105
Intercontinental Exchange Inc., 3.75%, 12/01/25 (Call 09/01/25)	2,217	2,550,836
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	420	469,732
Lazard Group LLC, 3.75%, 02/13/25	804	866,985
Mastercard Inc., 2.00%, 03/03/25 (Call 02/03/25)	1,175	1,258,695
Nomura Holdings Inc.
1.85%, 07/16/25	531	539,130
2.65%, 01/16/25	1,539	1,615,858
Synchrony Financial, 4.50%, 07/23/25 (Call 04/24/25)	1,254	1,358,245
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	6,327	7,131,035
Western Union Co. (The), 2.85%, 01/10/25 (Call 12/10/24)(a)	916	965,418

		41,923,104

Electric — 3.7%
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)	135	148,767
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	264	290,239
Avangrid Inc., 3.20%, 04/15/25 (Call 03/15/25)	168	186,092
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)	1,380	1,540,715
4.05%, 04/15/25 (Call 03/15/25)(b)	1,681	1,932,999
Dominion Energy Inc., 3.90%, 10/01/25 (Call 07/01/25)	1,708	1,952,961
DTE Electric Co., 3.38%, 03/01/25 (Call 12/01/24)	255	283,223
Duke Energy Progress LLC, 3.25%, 08/15/25 (Call 05/15/25)	1,343	1,502,119
Edison International, 4.95%, 04/15/25 (Call 03/15/25)	564	627,636

Security	Par (000)	Value

Electric (continued)
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)	$410	$460,110
Eversource Energy, Series H, 3.15%, 01/15/25 (Call 10/15/24)	865	944,632
Exelon Corp., 3.95%, 06/15/25 (Call 03/15/25)	2,213	2,546,875
FirstEnergy Corp., 2.05%, 03/01/25 (Call 02/01/25)	10	10,151
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	1,703	1,876,672
3.13%, 12/01/25 (Call 06/01/25)(a)	1,328	1,486,935
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	689	769,840
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	835	917,339
3.25%, 11/01/25 (Call 08/01/25)	619	690,717
NextEra Energy Capital Holdings Inc., 2.75%, 05/01/25 (Call 04/01/25)	392	428,436
Oncor Electric Delivery Co. LLC, 2.95%, 04/01/25 (Call 01/01/25)	380	415,674
Pacific Gas and Electric Co., 3.45%, 07/01/25	600	641,250
Public Service Electric & Gas Co., 3.00%, 05/15/25 (Call 02/15/25)	460	506,055
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	691	737,574
Sempra Energy, 3.75%, 11/15/25 (Call 08/15/25)	545	613,872
Southern California Edison Co., Series E, 3.70%, 08/01/25 (Call 06/01/25)	1,331	1,490,401
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)(a)	900	1,049,031
Virginia Electric & Power Co., Series A, 3.10%, 05/15/25 (Call 02/15/25)	484	533,063
WEC Energy Group Inc., 3.55%, 06/15/25 (Call 03/15/25)	1,118	1,254,676
Xcel Energy Inc., 3.30%, 06/01/25 (Call 12/01/24)(a)	1,340	1,488,928

		27,326,982

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)(a)	164	182,916

Electronics — 0.4%
Amphenol Corp., 2.05%, 03/01/25 (Call 02/01/25)	65	68,508
Arrow Electronics Inc., 4.00%, 04/01/25 (Call 01/01/25)	459	498,727
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)(a)	1,033	1,162,662
Honeywell International Inc., 1.35%, 06/01/25 (Call 05/01/25)	407	421,302
Legrand France SA, 8.50%, 02/15/25	75	99,897
Roper Technologies Inc., 3.85%, 12/15/25 (Call 09/15/25)(a)	613	699,500

		2,950,596

Environmental Control — 0.3%
Republic Services Inc., 3.20%, 03/15/25 (Call 12/15/24)	1,020	1,130,272
Waste Management Inc., 3.13%, 03/01/25 (Call 12/01/24)	1,111	1,220,511

		2,350,783

Food — 1.6%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	485	530,352
3.95%, 03/15/25 (Call 01/15/25)	1,420	1,602,768
Conagra Brands Inc., 4.60%, 11/01/25 (Call 09/01/25)	1,687	1,971,023
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	1,678	1,919,817
JM Smucker Co. (The), 3.50%, 03/15/25	1,979	2,223,288
Mondelez International Inc., 1.50%, 05/04/25 (Call 04/04/25)	639	663,218
Sysco Corp.
3.55%, 03/15/25 (Call 01/15/25)	1,026	1,120,095
3.75%, 10/01/25 (Call 07/01/25)	1,240	1,369,989
5.65%, 04/01/25 (Call 03/01/25)	245	290,114

		11,690,664

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd., 4.00%, 01/14/25 (Call 11/14/24)	$691	$721,238

Gas — 0.2%
National Fuel Gas Co., 5.20%, 07/15/25 (Call 04/15/25)(a)	640	691,827
Southern California Gas Co., 3.20%, 06/15/25 (Call 03/15/25).	600	661,206

		1,353,033

Health Care – Products — 2.4%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)(a)	1,111	1,225,155
3.88%, 09/15/25 (Call 06/15/25)	1,076	1,239,789
Baxter International Inc., 3.75%, 10/01/25 (Call 09/01/25)(b)	30	34,398
Boston Scientific Corp., 3.85%, 05/15/25	1,065	1,208,402
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	977	1,095,530
Medtronic Inc., 3.50%, 03/15/25	4,274	4,831,500
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	240	243,886
3.38%, 11/01/25 (Call 08/01/25)(a)	1,397	1,575,062
Thermo Fisher Scientific Inc.
3.65%, 12/15/25 (Call 09/09/25)	770	878,277
4.13%, 03/25/25 (Call 02/25/25)(a)	1,773	2,042,673
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	2,958	3,274,476

		17,649,148

Health Care – Services — 1.7%
Anthem Inc., 2.38%, 01/15/25 (Call 12/15/24)	2,308	2,469,191
HCA Inc., 5.25%, 04/15/25	1,727	2,010,781
Humana Inc., 4.50%, 04/01/25 (Call 03/01/25)	215	248,699
Laboratory Corp. of America Holdings, 3.60%, 02/01/25 (Call 11/01/24)	1,816	2,022,952
Quest Diagnostics Inc., 3.50%, 03/30/25 (Call 12/30/24)	720	802,303
UnitedHealth Group Inc.
3.70%, 12/15/25	720	831,931
3.75%, 07/15/25	3,363	3,862,439
UPMC, Series D-1, 3.60%, 04/03/25	90	98,179

		12,346,475

Holding Companies – Diversified — 0.6%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)(a)	781	774,971
4.25%, 03/01/25 (Call 01/01/25)	1,190	1,220,274
FS KKR Capital Corp., 4.13%, 02/01/25 (Call 01/01/25)	700	680,890
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)	130	136,063
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	85	84,907
Owl Rock Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)	770	762,046
4.00%, 03/30/25 (Call 02/28/25)	593	594,542

		4,253,693

Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)(a)	240	268,968
Whirlpool Corp., 3.70%, 05/01/25	527	584,143

		853,111

Household Products & Wares — 0.1%
Kimberly-Clark Corp., 3.05%, 08/15/25	375	418,238

Insurance — 2.0%
Aflac Inc., 3.25%, 03/17/25	845	943,924

Security	Par (000)	Value

Insurance (continued)
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)(a)	$280	$296,713
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	307	329,193
3.75%, 07/10/25 (Call 04/10/25)	2,022	2,279,381
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)(a)	1,215	1,405,779
Chubb INA Holdings Inc., 3.15%, 03/15/25	946	1,056,370
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)(a)	530	601,524
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	729	794,639
Lincoln National Corp., 3.35%, 03/09/25	300	328,191
Marsh & McLennan Companies Inc., 3.50%, 03/10/25 (Call 12/10/24)	1,066	1,188,526
MetLife Inc.
3.00%, 03/01/25(a)	940	1,047,000
3.60%, 11/13/25 (Call 08/13/25)	1,178	1,348,586
Principal Financial Group Inc., 3.40%, 05/15/25 (Call 02/15/25)(a)	1,093	1,220,597
RenaissanceRe Finance Inc., 3.70%, 04/01/25 (Call 01/01/25)	375	403,725
Unum Group, 4.50%, 03/15/25 (Call 02/15/25)	55	60,759
XLIT Ltd., 4.45%, 03/31/25	872	984,052

		14,288,959

Internet — 0.9%
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	280	283,853
5.20%, 12/03/25 (Call 09/03/25)	1,811	2,228,852
Baidu Inc.
3.08%, 04/07/25 (Call 03/07/25)	1,032	1,101,980
4.13%, 06/30/25(a)	885	990,970
Booking Holdings Inc.
3.65%, 03/15/25 (Call 12/15/24)	989	1,099,501
4.10%, 04/13/25 (Call 03/13/25)(a)	272	309,691
eBay Inc., 1.90%, 03/11/25 (Call 02/11/25)	201	211,669
TD Ameritrade Holding Corp., 3.63%, 04/01/25 (Call 01/01/25)	585	658,172

		6,884,688

Iron & Steel — 0.1%
Nucor Corp., 2.00%, 06/01/25 (Call 05/01/25)	290	305,468
Steel Dynamics Inc., 4.13%, 09/15/25 (Call 09/15/20)(a)	265	271,249

		576,717

Leisure Time — 0.1%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(a)	844	895,028

Lodging — 0.9%
Hyatt Hotels Corp., 5.38%, 04/23/25 (Call 03/23/25)	45	48,135
Las Vegas Sands Corp., 2.90%, 06/25/25 (Call 05/25/25)(a)	820	807,643
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	441	449,652
3.75%, 10/01/25 (Call 07/01/25)	644	655,605
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	1,638	1,820,588
Sands China Ltd., 5.13%, 08/08/25 (Call 06/08/25)	2,413	2,655,844

		6,437,467

Machinery — 1.0%
Caterpillar Financial Services Corp., 1.45%, 05/15/25	299	309,405
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	914	1,000,455
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	535	589,613
John Deere Capital Corp.
2.05%, 01/09/25(a)	380	404,092
3.40%, 09/11/25(a)	1,081	1,225,897

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
3.45%, 03/13/25	$1,493	$1,685,657
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)(b)	1,459	1,546,292
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	140	151,564

		6,912,975

Manufacturing — 0.5%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	1,306	1,386,423
2.65%, 04/15/25 (Call 03/15/25)	73	79,756
3.00%, 08/07/25(a)	1,275	1,425,654
Textron Inc., 3.88%, 03/01/25 (Call 12/01/24)	349	380,735

		3,272,568

Media — 3.8%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25 (Call 04/23/25)	6,920	8,029,414
Comcast Corp.
3.10%, 04/01/25 (Call 03/01/25)	207	229,731
3.38%, 02/15/25 (Call 11/15/24)	1,712	1,907,801
3.38%, 08/15/25 (Call 05/15/25)	3,086	3,473,077
3.95%, 10/15/25 (Call 08/15/25)	4,347	5,033,870
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)(a)	758	834,376
3.95%, 06/15/25 (Call 05/15/25)	715	806,055
Fox Corp., 3.05%, 04/07/25 (Call 03/07/25)	197	215,890
Grupo Televisa SAB, 6.63%, 03/18/25	755	904,256
TWDC Enterprises 18 Corp., 3.15%, 09/17/25	1,403	1,566,197
ViacomCBS Inc.
3.50%, 01/15/25 (Call 10/15/24)	1,120	1,231,362
4.75%, 05/15/25 (Call 04/15/25)	274	315,752
Walt Disney Co. (The)
3.35%, 03/24/25	1,799	2,010,742
3.70%, 10/15/25 (Call 07/15/25)	1,319	1,502,592

		28,061,115

Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	2,156	2,412,154

Mining — 0.5%
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	2,206	2,514,487
Southern Copper Corp., 3.88%, 04/23/25	819	909,590

		3,424,077

Oil & Gas — 3.9%
BP Capital Markets America Inc.
3.19%, 04/06/25 (Call 03/06/25)	233	255,736
3.80%, 09/21/25 (Call 07/21/25)	1,572	1,783,984
BP Capital Markets PLC, 3.51%, 03/17/25	1,715	1,911,590
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	63	64,034
3.90%, 02/01/25 (Call 11/01/24)	888	966,810
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	315	328,060
3.33%, 11/17/25 (Call 08/17/25)	1,417	1,600,034
Concho Resources Inc., 4.38%, 01/15/25 (Call 01/15/21)	1,423	1,472,264
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	940	1,048,692
Diamondback Energy Inc.
4.75%, 05/31/25 (Call 04/30/25)	715	776,104
5.38%, 05/31/25 (Call 05/31/21)	456	474,108
EOG Resources Inc., 3.15%, 04/01/25 (Call 01/01/25)	956	1,055,405
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)	3,114	3,380,714

Security	Par (000)	Value

Oil & Gas (continued)
2.99%, 03/19/25 (Call 02/19/25)	$310	$341,211
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	267	290,560
Marathon Oil Corp., 3.85%, 06/01/25 (Call 03/01/25)	1,605	1,637,357
Marathon Petroleum Corp., 4.70%, 05/01/25 (Call 04/01/25)	1,775	2,015,264
Phillips 66, 3.85%, 04/09/25 (Call 03/09/25)	269	301,334
Shell International Finance BV
2.38%, 04/06/25 (Call 03/06/25)	294	315,630
3.25%, 05/11/25	4,822	5,393,118
Suncor Energy Inc., 3.10%, 05/15/25 (Call 04/15/25)	162	175,851
Total Capital International SA, 2.43%, 01/10/25 (Call 10/10/24)	1,567	1,678,367
Valero Energy Corp.
2.85%, 04/15/25 (Call 03/15/25)	159	168,999
3.65%, 03/15/25	1,058	1,160,816

		28,596,042

Oil & Gas Services — 0.2%
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	1,586	1,720,493

Packaging & Containers — 0.2%
WRKCo Inc., 3.75%, 03/15/25 (Call 01/15/25)	943	1,052,067

Pharmaceuticals — 7.1%
AbbVie Inc.
3.60%, 05/14/25 (Call 02/14/25)	4,928	5,512,412
3.80%, 03/15/25 (Call 12/15/24)(b)	3,681	4,127,505
AmerisourceBergen Corp., 3.25%, 03/01/25 (Call 12/01/24)	1,164	1,284,812
AstraZeneca PLC, 3.38%, 11/16/25	3,046	3,458,763
Bristol-Myers Squibb Co., 3.88%, 08/15/25 (Call 05/15/25)	3,698	4,259,504
Cardinal Health Inc., 3.75%, 09/15/25 (Call 06/15/25)	683	774,338
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	1,388	1,530,492
4.13%, 11/15/25 (Call 09/15/25)	2,678	3,101,338
CVS Health Corp.
3.88%, 07/20/25 (Call 04/20/25)	3,351	3,799,699
4.10%, 03/25/25 (Call 01/25/25)	6,847	7,797,158
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)(a)	1,470	1,616,530
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25	2,104	2,399,549
Johnson & Johnson, 2.63%, 01/15/25 (Call 11/15/24)	770	839,262
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	1,375	1,610,537
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	4,114	4,497,425
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	516	543,085
3.00%, 11/20/25 (Call 08/20/25)	3,086	3,442,094
Pfizer Inc., 0.80%, 05/28/25 (Call 04/28/25)	212	215,326
Upjohn Inc., 1.65%, 06/22/25 (Call 05/22/25)(b)	108	111,163
Zoetis Inc., 4.50%, 11/13/25 (Call 08/13/25)	945	1,114,060

		52,035,052

Pipelines — 4.1%
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25 (Call 10/02/24)	2,400	2,738,784
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	1,509	1,758,181
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	975	1,175,148
Enbridge Inc., 2.50%, 01/15/25 (Call 12/15/24)	374	394,076
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 04/15/25)	576	582,181
4.05%, 03/15/25 (Call 12/15/24)	2,097	2,216,634
Enterprise Products Operating LLC, 3.75%, 02/15/25 (Call 11/15/24)	2,003	2,234,647

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Kinder Morgan Inc., 4.30%, 06/01/25 (Call 03/01/25)	$2,660	$3,011,891
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	634	688,746
4.88%, 06/01/25 (Call 03/01/25)	2,229	2,517,878
5.25%, 01/15/25 (Call 01/15/21)	312	325,051
ONEOK Inc., 2.20%, 09/15/25 (Call 08/15/25)	162	158,812
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)	923	1,005,295
Phillips 66 Partners LP, 3.61%, 02/15/25 (Call 11/15/24)	737	788,664
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25 (Call 07/15/25)	1,660	1,794,261
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25 (Call 12/01/24)	2,949	3,419,808
Spectra Energy Partners LP, 3.50%, 03/15/25 (Call 12/15/24)	749	821,323
Sunoco Logistics Partners Operations LP, 5.95%, 12/01/25 (Call 09/01/25)	812	937,365
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	747	803,249
Williams Companies Inc. (The)
3.90%, 01/15/25 (Call 10/15/24)	1,181	1,295,840
4.00%, 09/15/25 (Call 06/15/25)	1,286	1,438,725

		30,106,559

Private Equity — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	669	740,590

Real Estate — 0.1%
CBRE Services Inc., 5.25%, 03/15/25 (Call 12/15/24)	740	849,786

Real Estate Investment Trusts — 4.2%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)	926	1,039,472
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	145	147,461
2.40%, 03/15/25 (Call 02/15/25)	660	706,081
2.95%, 01/15/25 (Call 12/15/24)	1,526	1,664,042
4.00%, 06/01/25 (Call 03/01/25)	1,851	2,112,879
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)	698	785,662
3.50%, 11/15/25 (Call 08/15/25)	567	634,791
Boston Properties LP, 3.20%, 01/15/25 (Call 10/15/24)	1,286	1,397,856
Brixmor Operating Partnership LP, 3.85%, 02/01/25 (Call 11/01/24)	545	571,465
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25 (Call 01/01/25)	416	441,205
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)(a)	520	570,419
Crown Castle International Corp., 1.35%, 07/15/25 (Call 06/15/25)	77	78,608
CubeSmart LP, 4.00%, 11/15/25 (Call 08/15/25)	512	567,419
Digital Realty Trust LP, 4.75%, 10/01/25 (Call 07/01/25)	705	829,997
EPR Properties, 4.50%, 04/01/25 (Call 01/01/25)	550	529,925
Equinix Inc., 1.25%, 07/15/25 (Call 06/15/25)	284	288,589
ERP Operating LP, 3.38%, 06/01/25 (Call 03/01/25)(a)	383	423,935
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)	780	856,892
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25 (Call 03/01/25)	1,338	1,448,773
Healthpeak Properties Inc.
3.40%, 02/01/25 (Call 11/01/24)	542	592,612
4.00%, 06/01/25 (Call 03/01/25)	1,143	1,280,171
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)	907	956,060

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Kilroy Realty LP, 4.38%, 10/01/25 (Call 07/01/25)	$310	$340,913
Kimco Realty Corp., 3.30%, 02/01/25 (Call 12/01/24)	532	577,028
Mid-America Apartments LP, 4.00%, 11/15/25 (Call 08/15/25)	531	599,042
National Retail Properties Inc., 4.00%, 11/15/25 (Call 08/15/25)	800	885,616
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)	583	585,676
Omega Healthcare Investors Inc., 4.50%, 01/15/25 (Call 10/15/24)	771	806,343
Prologis LP, 3.75%, 11/01/25 (Call 08/01/25)	968	1,114,594
Realty Income Corp., 3.88%, 04/15/25 (Call 02/15/25)	571	646,715
Simon Property Group LP, 3.50%, 09/01/25 (Call 06/01/25)(a)	1,037	1,142,629
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)	635	648,595
UDR Inc., 4.00%, 10/01/25 (Call 07/01/25)	549	620,996
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	819	844,364
3.50%, 02/01/25 (Call 11/01/24)	590	633,094
VEREIT Operating Partnership LP, 4.63%, 11/01/25 (Call 09/01/25)	545	598,410
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	743	751,597
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	1,557	1,739,730
Weyerhaeuser Co., 8.50%, 01/15/25	65	84,030
WP Carey Inc., 4.00%, 02/01/25 (Call 12/01/24)(a)	155	166,143

		30,709,829

Retail — 3.5%
AutoNation Inc., 4.50%, 10/01/25 (Call 07/01/25)	784	864,250
AutoZone Inc.
3.25%, 04/15/25 (Call 01/15/25)(a)	1,144	1,265,035
3.63%, 04/15/25 (Call 03/15/25)	125	140,795
Dollar General Corp., 4.15%, 11/01/25 (Call 08/01/25)(a)	1,309	1,521,817
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	2,062	2,344,226
Home Depot Inc. (The), 3.35%, 09/15/25 (Call 06/15/25)	2,005	2,269,219
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)	1,061	1,043,345
9.50%, 05/15/25 (Call 04/15/25)	440	520,678
Lowe’s Companies Inc.
3.38%, 09/15/25 (Call 06/15/25)	1,674	1,881,091
4.00%, 04/15/25 (Call 03/15/25)(a)	201	230,646
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	40	41,521
3.30%, 07/01/25 (Call 06/15/25)	1,653	1,853,410
3.38%, 05/26/25 (Call 02/26/25)	1,750	1,955,153
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	345	397,392
Starbucks Corp., 3.80%, 08/15/25 (Call 06/15/25)	2,184	2,495,875
Target Corp., 2.25%, 04/15/25 (Call 03/15/25)	2,040	2,197,039
TJX Companies Inc. (The), 3.50%, 04/15/25 (Call 03/15/25)	1,589	1,772,561
Walmart Inc., 3.55%, 06/26/25 (Call 04/26/25)(a)	2,716	3,098,250

		25,892,303

Semiconductors — 3.2%
Analog Devices Inc.
2.95%, 04/01/25 (Call 03/01/25)	150	164,370
3.90%, 12/15/25 (Call 09/15/25)	1,430	1,646,545
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)(a)	1,448	1,674,887
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/25 (Call 11/15/24)	1,837	1,970,844
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)(b)	1,168	1,259,583
4.70%, 04/15/25 (Call 03/15/25)(b)	4,104	4,693,663

6

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Intel Corp.
3.40%, 03/25/25 (Call 02/25/25)	$1,461	$1,642,851
3.70%, 07/29/25 (Call 04/29/25)	4,071	4,655,270
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)	887	1,008,634
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25 (Call 04/01/25)(b)	228	242,478
QUALCOMM Inc., 3.45%, 05/20/25 (Call 02/20/25)	3,542	3,980,641
Texas Instruments Inc., 1.38%, 03/12/25 (Call 02/12/25)	632	656,692

		23,596,458

Software — 2.9%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	723	766,850
3.25%, 02/01/25 (Call 11/01/24)	2,240	2,507,501
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	873	998,669
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	1,748	1,992,475
Intuit Inc., 0.95%, 07/15/25 (Call 06/15/25)	449	454,550
Microsoft Corp.
2.70%, 02/12/25 (Call 11/12/24)	1,847	2,023,499
3.13%, 11/03/25 (Call 08/03/25)	4,384	4,946,204
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	2,116	2,290,126
2.95%, 05/15/25 (Call 02/15/25)	4,436	4,889,226
VMware Inc., 4.50%, 05/15/25 (Call 04/15/25)	577	653,308

		21,522,408

Telecommunications — 3.3%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	6,696	7,418,900
3.60%, 07/15/25 (Call 04/15/25)(a)	2,014	2,253,968
3.95%, 01/15/25 (Call 10/15/24)	2,187	2,458,779
Cisco Systems Inc., 3.50%, 06/15/25	973	1,118,648
Juniper Networks Inc., 4.35%, 06/15/25 (Call 03/15/25)	287	324,462
Rogers Communications Inc., 3.63%, 12/15/25 (Call 09/15/25)(a)	1,264	1,437,295
T-Mobile USA Inc., 3.50%, 04/15/25 (Call 03/15/25)(b)	1,670	1,845,918
Verizon Communications Inc., 3.38%, 02/15/25	4,042	4,534,275
Vodafone Group PLC, 4.13%, 05/30/25	2,484	2,840,305

		24,232,550

Transportation — 1.9%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	598	663,798
3.65%, 09/01/25 (Call 06/01/25)	915	1,043,137
7.00%, 12/15/25(a)	180	235,359
Canadian Pacific Railway Co., 2.90%, 02/01/25 (Call 11/01/24)	1,291	1,406,996
CSX Corp., 3.35%, 11/01/25 (Call 08/01/25)	1,091	1,245,464
FedEx Corp.
3.20%, 02/01/25	1,574	1,729,417

Security	Par/ Shares (000)	Value

Transportation (continued)
3.80%, 05/15/25 (Call 04/15/25)	$421	$475,642
Norfolk Southern Corp., 3.65%, 08/01/25 (Call 06/01/25)	761	864,633
Ryder System Inc.
3.35%, 09/01/25 (Call 08/01/25)	1,000	1,087,760
4.63%, 06/01/25 (Call 05/01/25)	35	40,024
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/15/24)	784	864,211
3.25%, 08/15/25 (Call 05/15/25)	1,142	1,274,266
3.75%, 07/15/25 (Call 05/15/25)(a)	759	864,691
United Parcel Service Inc., 3.90%, 04/01/25 (Call 03/01/25)	1,600	1,827,904

		13,623,302

Trucking & Leasing — 0.0%
GATX Corp., 3.25%, 03/30/25 (Call 12/30/24)(a)	240	253,786

Water — 0.2%
American Water Capital Corp., 3.40%, 03/01/25 (Call 12/01/24)(a)	1,044	1,166,346

Total Corporate Bonds & Notes — 99.0% (Cost: $677,932,409)		724,930,876

Short-Term Investments

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.40%(c)(d)(e)	18,450	18,470,510
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(c)(d)	1,880	1,880,000

		20,350,510

Total Short-Term Investments — 2.8% (Cost: $20,320,879)		20,350,510

Total Investments in Securities — 101.8% (Cost: $698,253,288)		745,281,386

Other Assets, Less Liabilities — (1.8)%		(13,077,562)

Net Assets — 100.0%		$732,203,824

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

7

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2025 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$25,242,609	$—	$(6,791,203	)(a)	$(3,523)	$22,627	$18,470,510	18,450	$94,895	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,018,000	—	(1,138,000	)(a)	—	—	1,880,000	1,880	24,753		—

					$(3,523)	$22,627	$20,350,510		$119,648		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$724,930,876	$—	$724,930,876
Money Market Funds	20,350,510	—	—	20,350,510

	$20,350,510	$724,930,876	$—	$745,281,386

8